Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares without par value
Amount Registered | shares	16,918,653
Proposed Maximum Offering Price per Unit	4.115
Maximum Aggregate Offering Price	$ 69,620,257.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,614.56
Offering Note	1(a). Represents common shares, without par value ("Common Shares"), that may be issued under the TMC the metals company Inc. 2021 Incentive Equity Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Common Shares that become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Common Shares. 1(b). Represents the number of additional Common Shares reserved for issuance under the Plan as a result of the automatic increase in the number of shares reserved under the Plan on January 1, 2026. 1(c). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and the low price of Registrant's Common Shares as reported on the Nasdaq Stock Market LLC on March 30, 2026.